Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		78 Months Ended	84 Months Ended
	Feb. 28, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Segment	Jun. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment				1		1
Maturity period of highly liquid investments				three months or less		three months or less
Unbilled accounts receivable		$ 1,700,000		$ 1,700,000		$ 1,100,000		$ 1,100,000	$ 1,700,000
Restricted cash		40,000		40,000		161,000	161,000	161,000	40,000
Reverse stock split ratio	0.034			0.034
Weighted-average number of common shares used in net loss per share applicable to common stockholders-basic and diluted		20,575,000	318,000	11,263,000	313,000	317,340	294,031	230,965	1,015,000
Common stock, shares outstanding		20,671,935		20,671,935		325,243	306,280	325,243	20,671,935
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful lives of property and equipment				3 years		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful lives of property and equipment				5 years		5 years
National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] | Subcontract with CUBRC [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue from grants						2,400,000	183,000.0	2,600,000
National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] | Subaward Under the NIAID Grant [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue from grants		78,000	43,000	231,000	98,000	273,000	2,000	275,000	506,000
Biomedical Advanced Research and Development Authority (BARDA) [Member] | Subcontract with CUBRC [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue from grants		3,100,000	900,000	5,000,000	1,000,000	4,900,000		4,900,000	9,800,000
Biomedical Advanced Research and Development Authority (BARDA) [Member] | Subaward Under the NIAID Grant [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue from grants		500,000	400,000	1,200,000	700,000				3,900,000
Letter of Credit [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		121,000		121,000		121,000	121,000	121,000	121,000
Credit Card [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		$ 40,000		$ 40,000		$ 40,000	$ 40,000	$ 40,000	$ 40,000